Business acquisitions - Schedule of unaudited pro forma information (Details) - MacKellar - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue	$ 1,296,328	$ 1,086,460
Net income	$ 89,658	$ 78,261